SM&R Investments, Inc.

2450 South Shore Boulevard, Suite 400

League City, Texas  77573

Securities and Exchange Commission

450 Fifth Street. N. W.

Washington, D. C.  20549

RE: SM&R INVESTMENTS, INC.
File Numbers: 33-44021
811-6477

Dear Sir or Madam:

Pursuant to paragraph (j ) of Rule 497 (the “Rule”) under the Securities Act of 1933, the captioned registrant hereby certifies, in lieu of filing under paragraph (c) of the Rule, that the forms of prospectus and Statements of Additional Information that would have been filed under paragraph (c) would not have differed from that contained in the registrant’s most recent amendment to the registration statement, Post-Effective Amendment No. 29.

SM&R INVESTMENTS, INC.

By: /s/ Teresa E. Axelson

Teresa Axelson, Vice President, Secretary and Chief
Compliance Officer

December 29, 2008